Cost of Sales (Details) - Schedule of Cost of Sales - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of cost of sales [Abstract]
Inventory expensed	$ 4,192	$ 3,781	$ 4,436
Royalties	343	307	364
Other expenses	1,040	1,004	877
Total	$ 5,575	$ 5,092	$ 5,677